PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	44	68	10
Advances to suppliers	—	4,467	685
Amounts due from affiliates and subsidiaries	99,704	58,341	8,941
Other current assets	872	1,187	182
Total current assets	100,620	64,063	9,818
Non-current assets:
Investments in subsidiaries	(72,289)	(49,424)	(7,573)
Other assets	760	—	—
TOTAL ASSETS	29,091	14,639	2,245
LIABILITIES AND SHAREHOLDERS' DEFICIT
Current liabilities:
Short-term debts	24,568	2,232	343
Amounts due to related parties	18,194	4,206	645
Accrued expenses and other current liabilities	2,302	5,253	805
Total liabilities	45,064	11,691	1,793
Shareholders’ (deficit) equity:
Class A Ordinary shares (US$0.01 par value per share; 70,000,000 shares authorized, 7,004,900 and 9,192,660 shares issued and outstanding as of December 31, 2019 and 2020, respectively)	466	618	95
Class B Ordinary shares (US$0.01 par value per share; 30,000,000 authorized, 2,863,100 shares issued and outstanding as of December 31, 2019 and 2020)	191	191	29
Additional paid-in capital	257,736	354,295	54,298
Accumulated deficits	(276,476)	(356,951)	(54,705)
Accumulated other comprehensive income	2,110	4,795	735
Total shareholders’ (deficit) equity	(15,973)	2,948	452
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	29,091	14,639	2,245

Schedule of condensed statements of comprehensive loss

	For the years ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Operating loss:
Selling and marketing expenses	(2,871)	(5,393)	(3,922)	(601)
Research and development expenses	(1,958)	(2,534)	(4,800)	(736)
General and administrative expenses	(3,537)	(31,884)	(33,499)	(5,134)
Loss from operations	(8,366)	(39,811)	(42,221)	(6,471)
Interest expense	(828)	(1,576)	(393)	(60)
Other (expense) income, net	—	23	(692)	(106)
Change in fair value of convertible debt	(784)	(5,296)	6,630	1,016
Share of losses of subsidiaries	(32,085)	(54,400)	(43,799)	(6,712)
Loss before income taxes and net loss	(42,063)	(101,060)	(80,475)	(12,333)
Other comprehensive income, net of tax
— Fair value change relating to Company's own credit risk on convertible loan	—	(955)	(108)	(17)
— Foreign currency translation adjustment	797	2,978	2,793	428
Total comprehensive loss	(41,266)	(99,037)	(77,790)	(11,922)

Schedule of condensed statements of cash flows

	As of December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash used in operating activities	(1,259)	(11,922)	(65,043)	(9,968)
Net cash used in investing activities	(12,475)	(31,415)	(79,461)	(12,178)
Net cash provided by financing activities	15,150	39,648	144,408	22,132
Effect of exchange rate changes on cash and cash equivalents	125	30	120	18
Net increase (decrease) in cash and cash equivalents	1,541	(3,659)	24	3
Cash and cash equivalents at beginning of year	2,162	3,703	44	7
Cash and cash equivalents at end of year	3,703	44	68	10